Income Taxes - Summary of Components of Income (Loss) Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
United States			$ 32,136	$ 52,422	$ (61,434)
Foreign			20,651	18,555	(3,978)
Income (loss) before income taxes	$ (21,015)	$ (932)	$ 52,787	$ 70,977	$ (65,412)